SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

30. SUBSEQUENT EVENTS

        In August 2013, the Group together with another investor established Sanya Cinema to operate a cinema in Sanya City, in which the Group holds 51% equity interests (Note 10 (iii)). In March 2014, Sanya Cinema revised its Article of Association. According to the revised Article of Association ("A&A"), the shareholders' resolutions related to significant operating and financing activities of Sanya Cinema need over 50% shareholders' approval. Sanya Cinema is registering the revised A&A with the local Administration for Industry & Commerce. After the completion of the registration of revised A&A, the Group will have control over Sanya Cinema and accordingly will consolidate the financial information of Sanya Cinema.

        During January to February 2014, the Group borrowed three loans with a total principal of $5,952,549 from a revolving twelve months credit line with an overseas commercial bank on the condition that the loans will be invested in films. $2,821,782, $3,016,324 and $114,443 of the loans will be due on January 7, 2015, February 19, 2015 and February 19, 2015, respectively. The annual interest rate is 3.25%.

        In March 2014, the Group borrowed a loan with a total principal of $12,869,185 (equivalent of RMB80 million) from a revolving twelve months credit line with a PRC commercial bank on the condition that the loan will be invested in a specific film. The loan will be due on March 31, 2015. The annual interest rate is 7.20%. The loan is guaranteed by the Company's principal shareholder, Mr. Dong Yu, Zhejiang Bona, Bona Tianjin and Beijing Bona Cineplex.

        During March to April 2014, the Group borrowed three loans with a total principal of $10,760,000 from a revolving twelve month credit line with a PRC commercial bank on the condition that the loans will be invested in films. All loans will be due on March 10, 2014. The annual interest rates are twelve months LIBOR plus 2.7%, 2.8% and 2.9%, for principal amounts of $4,643,000, $3,067,000 and $3,050,000, respectively.